WisdomTree Trust

245 Park Avenue

35th Floor

New York, NY 10167

May 12, 2021

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”)
File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-referenced Registrant’s Emerging Markets Efficient Core Fund does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 788 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on May 7, 2021 with a designated effective date of May 10, 2021 (Accession No. 0001214659-21-005081).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3721.

Very truly yours,

/s/ Ryan M. Louvar

Ryan M. Louvar

Secretary

cc:	W. John McGuire, Esq.